U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

May 5, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Prospector Funds, Inc.
Securities Act Registration No.: 333-143669
Investment Company Registration No.: 811-22077

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, Prospector Funds, Inc. (the “Company”) on behalf of its series, Prospector Capital Appreciation Fund and Prospector Opportunity Fund, hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2009, and filed electronically as Post-Effective Amendment No. 2 to the Company’s Registration Statement on Form N-1A on April 23, 2009.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5598.

Very truly yours,

/s/ Daphne C. Roy

Daphne C. Roy, Esq.
For U.S. Bancorp Fund Services, LLC